Supplementary Information to the Statements of Profit and Loss (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Supplementary Information to the Statements of Profit and Loss [Line Items]
Non-refundable payment received on research and development	$ 3,000
Customer A [Member]
Supplementary Information to the Statements of Profit and Loss [Line Items]
Percentage revenue exceeded by major customer	10.00%
Cost of goods sold [Member]
Supplementary Information to the Statements of Profit and Loss [Line Items]
Amortization of intangible assets	$ 5,915	$ 5,915	$ 5,491
Selling and Marketing [Member]
Supplementary Information to the Statements of Profit and Loss [Line Items]
Amortization of intangible assets	$ 1,758	$ 1,753	$ 1,743